UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

January 31, 2014

MFS® ASIA PACIFIC

EX-JAPAN FUND

AJX-SEM

MFS® ASIA PACIFIC EX-JAPAN FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

It’s a new year, and with it a more sober mood has arrived. During 2013, stocks delivered robust gains across many countries, global regions and economic sectors. It’s too early to draw conclusions for all of 2014, but several weak economic reports have weighed on investors’ minds.

Additionally, concerns have risen that China could stumble as it shifts to a consumer-driven economy, and the U.S. Federal Reserve has started to taper its bond-buying stimulus program, thereby reducing global liquidity. These potential headwinds from the world’s two largest economies have helped cause a flight from emerging markets such as Argentina, Russia, India, Turkey and South Africa. Compounding concerns, some of these countries face their own economic and political challenges. The widespread volatility resulting from all this is a reminder of how interconnected the global economy is.

On the brighter side, U.S. economic reports have remained fairly positive and other major developed markets, including Germany,

Japan and the United Kingdom, have continued to release reasonably strong data. Even the economies of some of the eurozone’s weaker links, including Greece, Portugal and Italy, appear to be growing after a prolonged slump.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 18, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Sands China Ltd.	3.7%
Rio Tinto PLC	3.6%
Commonwealth Bank of Australia	3.5%
China Unicom (Hong Kong) Ltd.	3.4%
AIA Group Ltd.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Westpac Banking Corp.	2.8%
Cognizant Technology Solutions Corp., “A”	2.8%
DBS Group Holdings Ltd.	2.8%
Hutchison Whampoa Ltd.	2.6%

Equity sectors (a)
Financial Services	35.9%
Technology	11.6%
Basic Materials	11.1%
Utilities & Communications	9.0%
Leisure	6.3%
Energy	5.7%
Special Products & Services	5.5%
Autos & Housing	4.5%
Consumer Staples	3.4%
Retailing	3.3%
Health Care	2.1%
Industrial Goods & Services	0.7%

Issuer country weightings (x)
China	18.4%
Hong Kong	18.0%
Australia	16.7%
India	9.9%
South Korea	9.5%
Taiwan	8.8%
United States	3.8%
United Kingdom	3.6%
Singapore	2.8%
Other Countries	8.5%

Currency exposure weightings (y)
Hong Kong Dollar	36.4%
Australian Dollar	16.7%
Indian Rupee	9.9%
South Korean Won	9.5%
Taiwan Dollar	8.8%
United States Dollar	3.8%
British Pound Sterling	3.6%
Singapore Dollar	2.8%
Thailand Baht	2.6%
Other Currencies	5.9%

2

Portfolio Composition – continued

(a)	The sectors depicted are economic aggregates made up of several underlying industry categories. The fund may invest between 25% and 35% of its total assets in any industry that represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by the adviser to be an appropriate measure of the Asia Pacific market excluding Japan. As of January 31, 2014, the fund did not have more than 25% of its total assets invested in any one industry.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Percentages are based on net assets as of 1/31/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2013 through January 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2013 through January 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/13	Ending Account Value 1/31/14	Expenses Paid During Period (p) 8/01/13-1/31/14
A	Actual	1.63%	$1,000.00	$1,024.79	$8.32
	Hypothetical (h)	1.63%	$1,000.00	$1,016.99	$8.29
B	Actual	2.44%	$1,000.00	$1,019.67	$12.42
	Hypothetical (h)	2.44%	$1,000.00	$1,012.91	$12.38
C	Actual	2.45%	$1,000.00	$1,020.16	$12.48
	Hypothetical (h)	2.45%	$1,000.00	$1,012.85	$12.43
I	Actual	1.45%	$1,000.00	$1,024.82	$7.40
	Hypothetical (h)	1.45%	$1,000.00	$1,017.90	$7.38

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A and Class B shares, this rebate reduced the expense ratio above by 0.07% and 0.02%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.1%
Issuer	Shares/Par	Value ($)
Apparel Manufacturers - 2.5%
Li & Fung Ltd.	58,000	$79,865

Automotive - 4.5%
Exide Industries Ltd.	16,719	$26,787
Guangzhou Automobile Group Co. Ltd., “H”	64,000	62,774
Kia Motors Corp.	1,150	57,577

		$147,138
Brokerage & Asset Managers - 1.6%
Computershare Ltd.	5,471	$53,296

Business Services - 2.8%
Cognizant Technology Solutions Corp., “A” (a)	952	$92,268

Cable TV - 1.1%
Astro Malaysia Holdings Berhad	25,900	$22,754
Dish TV India Ltd. (a)	15,665	11,928

		$34,682
Chemicals - 0.4%
UPL Ltd.	4,540	$13,591

Computer Software - Systems - 3.5%
Asustek Computer, Inc.	3,660	$33,783
Hon Hai Precision Industry Co. Ltd.	26,948	75,297
Recall Holdings Ltd. (a)	1,155	4,538

		$113,618
Conglomerates - 2.6%
Hutchison Whampoa Ltd.	7,000	$86,017

Containers - 1.4%
Brambles Ltd.	5,775	$45,320

Electronics - 6.8%
Media Tek, Inc.	3,000	$39,612
Samsung Electronics Co. Ltd.	70	82,834
Taiwan Semiconductor Manufacturing Co. Ltd.	29,000	99,448

		$221,894

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 5.7%
China Shenhua Energy Co. Ltd.	10,500	$26,817
CNOOC Ltd.	17,000	26,285
Oil Search Ltd.	8,657	60,837
Reliance Industries Ltd.	5,458	72,403

		$186,342
Food & Beverages - 2.7%
China Huishan Dairy Holdings Co. Ltd. (a)	136,000	$45,019
Shenguan Holdings Group Ltd.	48,000	21,107
Want Want China Holdings Ltd.	16,000	21,427

		$87,553
Food & Drug Stores - 0.9%
Wumart Stores, Inc.	22,000	$28,041

Gaming & Lodging - 5.2%
Melco International Development Ltd.	14,000	$50,942
Sands China Ltd.	15,600	120,465

		$171,407
Insurance - 7.1%
AIA Group Ltd.	23,600	$108,837
Austbrokers Holdings Ltd.	3,180	31,420
China Pacific Insurance (Group) Co. Ltd	9,800	35,092
Samsung Life Insurance Co. Ltd.	240	22,988
Suncorp Group Ltd.	3,037	32,372

		$230,709
Internet - 1.3%
Naver Corp. (a)	66	$41,767

Machinery & Tools - 0.7%
T.K. Corp. (a)	1,304	$23,975

Major Banks - 10.7%
Australia & New Zealand Banking Group Ltd.	1,550	$40,702
BOC Hong Kong Holdings Ltd.	16,000	48,341
Commonwealth Bank of Australia	1,746	113,424
Industrial & Commercial Bank of China Ltd.	90,000	55,166
Westpac Banking Corp.	3,420	92,394

		$350,027
Medical Equipment - 2.1%
Fisher & Paykel Healthcare Corp. Ltd.	20,544	$67,278

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 7.5%
Iluka Resources Ltd.	6,748	$51,612
MOIL Ltd.	6,292	22,098
Rio Tinto PLC	2,208	117,730
Steel Authority of India Ltd.	53,291	54,619

		$246,059
Natural Gas - Distribution - 2.0%
China Resources Gas Group Ltd.	16,000	$49,370
Hong Kong & China Gas Co. Ltd.	7,350	15,032

		$64,402
Natural Gas - Pipeline - 0.6%
APA Group	3,801	$19,904

Other Banks & Diversified Financials - 14.1%
BDO Unibank, Inc.	18,730	$32,649
China Construction Bank	91,500	62,880
DBS Group Holdings Ltd.	7,000	90,385
E.Sun Financial Holding Co. Ltd.	63,000	39,002
Federal Bank Ltd.	22,926	28,475
Hana Financial Group, Inc.	650	24,661
HDFC Bank Ltd.	4,188	41,400
ICICI Bank Ltd., ADR	869	27,956
Kasikornbank PLC	16,700	86,004
PT Bank Rakyat Indonesia (Persero) Tbk	41,500	28,386

		$461,798
Real Estate - 2.4%
China Overseas Land & Investment Ltd.	6,000	$16,068
Hang Lung Properties Ltd.	16,000	43,935
IGB Trust, REIT	47,900	17,319

		$77,322
Specialty Chemicals - 1.8%
LG Chem Ltd.	240	$57,850

Telephone Services - 4.1%
China Unicom (Hong Kong) Ltd.	84,000	$109,565
PT XL Axiata Tbk	59,000	23,436

		$133,001
Tobacco - 0.7%
ITC Ltd.	4,734	$24,419

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 2.3%
Cheung Kong Infrastructure Holdings Ltd.	6,000	$35,279
China Longyuan Electric Power Group Corp.	34,000	40,495

		$75,774
Total Common Stocks (Identified Cost, $2,965,855)		$3,235,317

Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	74,285	$74,285
Total Investments (Identified Cost, $3,040,140)		$3,309,602

Other Assets, Less Liabilities - (1.4)%		(43,279)
Net Assets - 100.0%		$3,266,323

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,965,855)	$3,235,317
Underlying affiliated funds, at cost and value	74,285
Total investments, at value (identified cost, $3,040,140)	$3,309,602
Receivables for
Investments sold	17,548
Fund shares sold	948
Dividends	3,141
Receivable from investment adviser	21,091
Receivable from distributor	56
Other assets	124
Total assets	$3,352,510
Liabilities
Payable for fund shares reacquired	$12,980
Payable to affiliates
Shareholder servicing costs	1,244
Payable for independent Trustees’ compensation	139
Deferred country tax expense payable	6,071
Accrued expenses and other liabilities	65,753
Total liabilities	$86,187
Net assets	$3,266,323
Net assets consist of
Paid-in capital	$3,292,722
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $118 deferred country tax)	269,343
Accumulated net realized gain (loss) on investments and foreign currency	(297,560)
Undistributed net investment income	1,818
Net assets	$3,266,323
Shares of beneficial interest outstanding	308,639

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,785,942	168,710	$10.59
Class B	309,824	29,455	10.52
Class C	276,047	26,245	10.52
Class I	894,510	84,229	10.62

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.24 [100 / 94.25 x $10.59]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$34,036
Dividends from underlying affiliated funds	41
Foreign taxes withheld	(1,421)
Total investment income	$32,656
Expenses
Management fee	$18,141
Distribution and service fees	5,597
Shareholder servicing costs	2,641
Administrative services fee	8,823
Independent Trustees’ compensation	550
Custodian fee	33,736
Shareholder communications	5,301
Audit and tax fees	31,915
Legal fees	1,654
Registration fees	27,686
Miscellaneous	5,740
Total expenses	$141,784
Reduction of expenses by investment adviser and distributor	(111,756)
Net expenses	$30,028
Net investment income	$2,628
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $231 country tax)	$20,925
Foreign currency	(1,147)
Net realized gain (loss) on investments and foreign currency	$19,778
Change in unrealized appreciation (depreciation)
Investments (net of $21 increase in deferred country tax)	$54,223
Translation of assets and liabilities in foreign currencies	35
Net unrealized gain (loss) on investments and foreign currency translation	$54,258
Net realized and unrealized gain (loss) on investments and foreign currency	$74,036
Change in net assets from operations	$76,664

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 1/31/14	Year ended 7/31/13
Change in net assets	(unaudited)
From operations
Net investment income	$2,628	$34,291
Net realized gain (loss) on investments and foreign currency	19,778	(115,958)
Net unrealized gain (loss) on investments and foreign currency translation	54,258	173,477
Change in net assets from operations	$76,664	$91,810
Distributions declared to shareholders
From net investment income	$(32,001)	$(32,000)
Change in net assets from fund share transactions	$6,801	$394,500
Total change in net assets	$51,464	$454,310
Net assets
At beginning of period	3,214,859	2,760,549
At end of period (including undistributed net investment income of $1,818 and $31,191, respectively)	$3,266,323	$3,214,859

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/14 (unaudited)		Years ended 7/31		Period ended
Class A			2013	2012	7/31/11 (c)

Net asset value, beginning of period	$10.45		$9.88	$11.47	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.14	$0.13	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.24		0.55	(1.52)	1.40
Total from investment operations	$0.25		$0.69	$(1.39)	$1.50
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.12)	$(0.06)	$—
From net realized gain on investments	—		—	(0.14)	(0.03)
Total distributions declared to shareholders	$(0.11)		$(0.12)	$(0.20)	$(0.03)
Net asset value, end of period (x)	$10.59		$10.45	$9.88	$11.47
Total return (%) (r)(s)(t)(x)	2.38	(n)	6.95	(11.97)	15.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.13	(a)	8.07	10.84	13.12	(a)
Expenses after expense reductions (f)	1.63	(a)	1.66	1.70	1.70	(a)
Net investment income	0.25	(a)(l)	1.25	1.27	0.99	(a)
Portfolio turnover	25	(n)	74	86	76	(n)
Net assets at end of period (000 omitted)	$1,786		$1,731	$1,461	$787

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 1/31/14		Years ended 7/31		Period ended
Class B			2013	2012	7/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.35		$9.80	$11.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.03	$0.06	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.24		0.56	(1.51)	1.41
Total from investment operations	$0.21		$0.59	$(1.45)	$1.43
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.04)	$(0.01)	$—
From net realized gain on investments	—		—	(0.14)	(0.03)
Total distributions declared to shareholders	$(0.04)		$(0.04)	$(0.15)	$(0.03)
Net asset value, end of period (x)	$10.52		$10.35	$9.80	$11.40
Total return (%) (r)(s)(t)(x)	1.97	(n)	5.99	(12.61)	14.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.88	(a)	8.97	11.64	14.27	(a)
Expenses after expense reductions (f)	2.44	(a)	2.44	2.45	2.45	(a)
Net investment income (loss)	(0.52	)(a)(l)	0.27	0.61	0.18	(a)
Portfolio turnover	25	(n)	74	86	76	(n)
Net assets at end of period (000 omitted)	$310		$338	$294	$258

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 1/31/14		Years ended 7/31		Period ended
Class C			2013	2012	7/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.34		$9.81	$11.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.01	$0.08	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.23		0.59	(1.53)	1.42
Total from investment operations	$0.20		$0.60	$(1.45)	$1.43
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.07)	$—	$—
From net realized gain on investments	—		—	(0.14)	(0.03)
Total distributions declared to shareholders	$(0.02)		$(0.07)	$(0.14)	$(0.03)
Net asset value, end of period (x)	$10.52		$10.34	$9.81	$11.40
Total return (%) (r)(s)(t)(x)	1.92	(n)	6.10	(12.63)	14.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.88	(a)	9.03	11.69	14.87	(a)
Expenses after expense reductions (f)	2.45	(a)	2.45	2.45	2.45	(a)
Net investment income (loss)	(0.56	)(a)(l)	0.12	0.76	0.05	(a)
Portfolio turnover	25	(n)	74	86	76	(n)
Net assets at end of period (000 omitted)	$276		$286	$292	$197

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 1/31/14		Years ended 7/31		Period ended
Class I			2013	2012	7/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.49		$9.93	$11.50	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.13	$0.16	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.25		0.57	(1.52)	1.45
Total from investment operations	$0.27		$0.70	$(1.36)	$1.53
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.14)	$(0.07)	$—
From net realized gain on investments	—		—	(0.14)	(0.03)
Total distributions declared to shareholders	$(0.14)		$(0.14)	$(0.21)	$(0.03)
Net asset value, end of period (x)	$10.62		$10.49	$9.93	$11.50
Total return (%) (r)(s)(x)	2.48	(n)	7.00	(11.67)	15.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.89	(a)	7.99	10.75	15.22	(a)
Expenses after expense reductions (f)	1.45	(a)	1.45	1.45	1.45	(a)
Net investment income	0.44	(a)(l)	1.22	1.55	0.83	(a)
Portfolio turnover	25	(n)	74	86	76	(n)
Net assets at end of period (000 omitted)	$895		$860	$713	$810

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Asia Pacific ex-Japan Fund (the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by MFS to be an appropriate measure of the Asia Pacific market excluding Japan. At January 31, 2014, the fund did not have more than 25% of its assets invested in any one industry.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

17

Notes to Financial Statements (unaudited) – continued

The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the

18

Notes to Financial Statements (unaudited) – continued

security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$45,019	$555,086	$—	$600,105
Hong Kong	86,221	502,492	—	588,713
Australia	334,986	210,834	—	545,820
India	122,457	201,219	—	323,676
South Korea	—	311,652	—	311,652
Taiwan	—	287,142	—	287,142
United Kingdom	117,730	—	—	117,730
United States	92,268	—	—	92,268
Singapore	—	90,385	—	90,385
Other Countries	249,441	28,385	—	277,826
Mutual Funds	74,285	—	—	74,285
Total Investments	$1,122,407	$2,187,195	$—	$3,309,602

For further information regarding security characteristics, see the Portfolio of Investments.

19

Notes to Financial Statements (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $2,010,332 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 7/31/13	$22,656
Change in unrealized appreciation	19,111
Transfers out of level 3	(41,767)
Balance as of 1/31/14	$—

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

20

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended January 31, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/13
Ordinary income (including any short-term capital gains)	$32,000

21

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/14
Cost of investments	$3,168,199
Gross appreciation	325,915
Gross depreciation	(184,512)
Net unrealized appreciation (depreciation)	$141,403

As of 7/31/13
Undistributed ordinary income	31,433
Capital loss carryforwards	(77,167)
Post-October capital loss deferral	(112,112)
Other temporary differences	(375)
Net unrealized appreciation (depreciation)	87,159

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of July 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(68,231)
Long-Term	(8,936)
Total	$(77,167)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 1/31/14	Year ended 7/31/13
Class A	$19,040	$18,636
Class B	1,098	1,013
Class C	518	2,147
Class I	11,345	10,204
Total	$32,001	$32,000

22

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	1.05%
Next $1.5 billion of average daily net assets	0.95%
Average daily net assets in excess of $2.5 billion	0.90%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended January 31, 2014, this management fee reduction amounted to $34, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2014 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I
1.70%	2.45%	2.45%	1.45%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2014. For the six months ended January 31, 2014, this reduction amounted to $111,050 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,760 for the six months ended January 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.18%	$2,336
Class B	0.75%	0.25%	1.00%	0.98%	1,737
Class C	0.75%	0.25%	1.00%	1.00%	1,524
Total Distribution and Service Fees					$5,597

23

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended January 31, 2014, this rebate amounted to $640, and $30 for Class A, and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2014, were as follows:

Amount
Class A	$—
Class B	220
Class C	6

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2014, the fee was $777, which equated to 0.0450% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,864.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2014 was equivalent to an annual effective rate of 0.5106% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

24

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $8 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 10,360 shares of Class A for an aggregate amount of $103,561.

At January 31, 2014, MFS held 87% of the outstanding shares of Class I.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $836,072 and $817,315, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/14		Year ended 7/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	44,061	$487,514	175,493	$1,941,750
Class B	267	2,928	10,141	112,740
Class C	2,004	22,050	11,479	125,643
Class I	1,452	15,314	9,265	104,328
	47,784	$527,806	206,378	$2,284,461

25

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/14		Year ended 7/31/13
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,722	$19,040	1,694	$18,608
Class B	98	1,081	91	993
Class C	47	518	197	2,147
Class I	1,023	11,345	926	10,204
	2,890	$31,984	2,908	$31,952

Shares reacquired
Class A	(42,769)	$(473,422)	(159,368)	$(1,692,781)
Class B	(3,565)	(38,675)	(7,596)	(79,006)
Class C	(3,433)	(38,251)	(13,832)	(150,126)
Class I	(241)	(2,641)	—	—
	(50,008)	$(552,989)	(180,796)	$(1,921,913)

Net change
Class A	3,014	$33,132	17,819	$267,577
Class B	(3,200)	(34,666)	2,636	34,727
Class C	(1,382)	(15,683)	(2,156)	(22,336)
Class I	2,234	24,018	10,191	114,532
	666	$6,801	28,490	$394,500

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2014, the fund’s commitment fee and interest expense were $9 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

26

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	121,523	707,570	(754,808)	74,285

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$41	$74,285

27

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

28

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

January 31, 2014

MFS® EUROPEAN EQUITY FUND

EEQ-SEM

MFS® EUROPEAN EQUITY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

It’s a new year, and with it a more sober mood has arrived. During 2013, stocks delivered robust gains across many countries, global regions and economic sectors. It’s too early to draw conclusions for all of 2014, but several weak economic reports have weighed on investors’ minds.

Additionally, concerns have risen that China could stumble as it shifts to a consumer-driven economy, and the U.S. Federal Reserve has started to taper its bond-buying stimulus program, thereby reducing global liquidity. These potential headwinds from the world’s two largest economies have helped cause a flight from emerging markets such as Argentina, Russia, India, Turkey and South Africa. Compounding concerns, some of these countries face their own economic and political challenges. The widespread volatility resulting from all this is a reminder of how interconnected the global economy is.

On the brighter side, U.S. economic reports have remained fairly positive and other major developed markets, including Germany,

Japan and the United Kingdom, have continued to release reasonably strong data. Even the economies of some of the eurozone’s weaker links, including Greece, Portugal and Italy, appear to be growing after a prolonged slump.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 18, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Novartis AG	4.0%
Nestle S.A.	3.7%
Royal Dutch Shell PLC, “A”	3.4%
Vodafone Group PLC	3.3%
Linde AG	2.7%
Groupe Danone	2.5%
Bayer AG	2.4%
Akzo Nobel N.V.	2.4%
UBS AG	2.3%
GlaxoSmithKline PLC	2.3%

Equity sectors (a)
Financial Services	16.6%
Consumer Staples	12.9%
Health Care	11.0%
Basic Materials	9.8%
Utilities & Communications	8.4%
Energy	6.7%
Industrial Goods & Services	6.6%
Retailing	5.7%
Leisure	5.3%
Special Products & Services	5.1%
Technology	4.8%
Autos & Housing	3.5%
Transportation	0.8%

Issuer country weightings (x)
United Kingdom	33.7%
Switzerland	15.5%
France	14.0%
Germany	12.2%
Netherlands	4.7%
United States	3.6%
Sweden	3.5%
Denmark	3.1%
Belgium	2.8%
Other Countries	6.9%

Currency exposure weightings (y)
Euro	39.6%
British Pound Sterling	33.7%
Swiss Franc	15.5%
United States Dollar	3.6%
Swedish Krona	3.5%
Danish Krone	3.1%
Hong Kong Dollar	0.5%
Turkish Lira	0.3%
Canadian Dollar	0.2%

2

Portfolio Composition – continued

(a)	The sectors depicted are economic aggregates made up of several underlying industry categories. The fund may invest between 25% and 35% of its total assets in any industry that represents 20% or more of the European market as a whole, as measured by an index determined by the adviser to be an appropriate measure of the European market. As of January 31, 2014, the fund did not have more than 25% of its total assets invested in any one industry.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Percentages are based on net assets as of 1/31/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2013 through January 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2013 through January 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/13	Ending Account Value 1/31/14	Expenses Paid During Period (p) 8/01/13-1/31/14
A	Actual	1.55%	$1,000.00	$1,063.39	$8.06
	Hypothetical (h)	1.55%	$1,000.00	$1,017.39	$7.88
B	Actual	2.30%	$1,000.00	$1,058.92	$11.94
	Hypothetical (h)	2.30%	$1,000.00	$1,013.61	$11.67
C	Actual	2.30%	$1,000.00	$1,058.99	$11.94
	Hypothetical (h)	2.30%	$1,000.00	$1,013.61	$11.67
I	Actual	1.30%	$1,000.00	$1,065.20	$6.77
	Hypothetical (h)	1.30%	$1,000.00	$1,018.65	$6.61

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.2%
Issuer	Shares/Par	Value ($)
Airlines - 0.8%
Stagecoach Group PLC	22,835	$136,568

Alcoholic Beverages - 2.4%
Heineken N.V.	1,677	$102,368
Pernod Ricard S.A.	3,041	326,635

		$429,003
Apparel Manufacturers - 2.9%
Burberry Group PLC	4,434	$105,545
Compagnie Financiere Richemont S.A.	1,540	142,934
LVMH Moet Hennessy Louis Vuitton S.A.	1,490	265,564

		$514,043
Automotive - 1.9%
Autoliv, Inc., SDR	1,374	$124,368
D’Ieteren S.A.	4,220	202,333

		$326,701
Broadcasting - 1.8%
Publicis Groupe	3,567	$316,455

Brokerage & Asset Managers - 1.3%
IG Group Holdings PLC	21,432	$220,729

Business Services - 5.1%
Adecco S.A.	1,654	$130,164
Brenntag AG	1,039	179,366
Compass Group PLC	18,439	275,990
Experian Group Ltd.	7,389	126,326
MITIE Group PLC	34,420	180,500

		$892,346
Computer Software - 1.2%
Dassault Systemes S.A.	809	$95,918
Fidessa Group PLC	3,011	114,488

		$210,406

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 1.7%
Bellway PLC	6,565	$167,711
BUZZI UNICEM S.p.A	6,674	121,967

		$289,678
Consumer Products - 1.7%
Reckitt Benckiser Group PLC	3,930	$294,794

Electrical Equipment - 5.0%
IMI PLC	4,320	$106,312
Legrand S.A.	2,105	111,815
Pfeiffer Vacuum Technology AG	1,050	124,761
Schneider Electric S.A.	2,682	216,635
Siemens AG	2,503	317,190

		$876,713
Electronics - 1.7%
ASM International N.V.	3,255	$109,092
Infineon Technologies AG	17,542	181,133

		$290,225
Energy - Independent - 0.9%
Bankers Petroleum Ltd. (a)	8,657	$33,268
Cairn Energy PLC (a)	13,977	49,538
Galp Energia SGPS S.A.	5,246	81,224

		$164,030
Energy - Integrated - 4.6%
BG Group PLC	12,503	$210,059
Royal Dutch Shell PLC, “A”	17,450	603,411

		$813,470
Food & Beverages - 8.2%
Chr. Hansen Holding A.S.	2,368	$91,469
Groupe Danone	6,619	437,470
Nestle S.A.	8,950	649,545
Tate & Lyle PLC	20,120	250,545

		$1,429,029
Food & Drug Stores - 0.9%
Jeronimo Martins SGPS S.A.	9,683	$165,920

Gaming & Lodging - 1.6%
Betfair Group PLC	8,430	$146,341
Paddy Power PLC	1,704	134,926

		$281,267

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - 0.3%
BIM Birlesik Magazalar A.S.	2,967	$50,662

Insurance - 2.8%
Beazley PLC	27,264	$114,513
Delta Lloyd N.V.	7,610	195,881
Hiscox Ltd.	16,497	173,022

		$483,416
Machinery & Tools - 1.6%
Atlas Copco AB, “A”	6,706	$182,200
Schindler Holding AG	665	96,451

		$278,651
Major Banks - 4.7%
BNP Paribas	3,059	$237,020
HSBC Holdings PLC	38,500	396,829
Royal Bank of Scotland Group PLC (a)	34,031	190,208

		$824,057
Medical Equipment - 0.6%
Sonova Holding AG	814	$111,867

Metals & Mining - 1.8%
Rio Tinto PLC	5,897	$314,427

Natural Gas - Distribution - 3.1%
Centrica PLC	25,289	$129,374
GDF Suez	14,074	311,014
Snam S.p.A.	18,040	99,025

		$539,413
Network & Telecom - 1.9%
Ericsson, Inc., “B”	27,025	$330,006

Oil Services - 1.1%
Saipem S.p.A.	2,530	$59,372
Technip	1,500	127,958

		$187,330
Other Banks & Diversified Financials - 6.8%
Erste Group Bank AG	3,510	$127,840
Julius Baer Group Ltd.	1,911	92,847
Jyske Bank (a)	3,722	190,325
KBC Group N.V.	4,759	281,482

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Sydbank A/S (a)	3,778	$96,082
UBS AG	20,437	405,517

		$1,194,093
Pharmaceuticals - 10.3%
Bayer AG	3,224	$425,646
GlaxoSmithKline PLC	15,759	405,173
Novartis AG	8,899	704,735
Roche Holding AG	979	269,194

		$1,804,748
Real Estate - 1.1%
GAFGAH S.A. (a)	6,350	$91,295
LEG Immobilien AG	1,690	100,620

		$191,915
Restaurants - 1.9%
Domino’s Pizza UK & IRL PLC	5,961	$51,789
Whitbread PLC	4,607	284,080

		$335,869
Specialty Chemicals - 8.0%
Akzo Nobel N.V.	5,822	$419,382
Croda International PLC	3,567	141,435
Linde AG	2,466	467,288
Sika AG	36	118,643
Symrise AG	5,656	257,720

		$1,404,468
Specialty Stores - 1.6%
Esprit Holdings Ltd. (a)	45,148	$85,134
Industria de Diseno Textil S.A.	1,265	188,866

		$274,000
Telecommunications - Wireless - 3.3%
Vodafone Group PLC	156,232	$581,848

Telephone Services - 2.0%
British Telecom Group, PLC	21,790	$137,300
TDC A.S.	17,229	161,938
Telecom Italia S.p.A.	65,672	55,357

		$354,595

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 0.6%
Swedish Match AB	3,658	$107,204
Total Common Stocks (Identified Cost, $16,353,005)		$17,019,946

Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	634,482	$634,482
Total Investments (Identified Cost, $16,987,487)		$17,654,428

Other Assets, Less Liabilities - (0.8)%		(137,294)
Net Assets - 100.0%		$17,517,134

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
SDR	Swedish Depository Receipt

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $16,353,005)	$17,019,946
Underlying affiliated funds, at cost and value	634,482
Total investments, at value (identified cost, $16,987,487)	$17,654,428
Receivables for
Investments sold	21,137
Fund shares sold	145,370
Dividends	22,392
Receivable from investment adviser	24,466
Other assets	189
Total assets	$17,867,982
Liabilities
Payables for
Investments purchased	$260,688
Fund shares reacquired	28,412
Payable to affiliates
Shareholder servicing costs	674
Distribution and service fees	253
Payable for independent Trustees’ compensation	133
Accrued expenses and other liabilities	60,688
Total liabilities	$350,848
Net assets	$17,517,134
Net assets consist of
Paid-in capital	$16,957,708
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	666,901
Accumulated net realized gain (loss) on investments and foreign currency	(93,077)
Accumulated distributions in excess of net investment income	(14,398)
Net assets	$17,517,134
Shares of beneficial interest outstanding	1,289,987

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$7,736,725	569,608	$13.58
Class B	506,707	37,580	13.48
Class C	2,146,823	160,274	13.39
Class I	7,126,879	522,525	13.64

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.41 [100 / 94.25 x $13.58]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$68,079
Dividends from underlying affiliated funds	196
Foreign taxes withheld	(5,301)
Total investment income	$62,974
Expenses
Management fee	$44,039
Distribution and service fees	13,648
Shareholder servicing costs	3,818
Administrative services fee	8,823
Independent Trustees’ compensation	550
Custodian fee	41,082
Shareholder communications	5,141
Audit and tax fees	26,912
Legal fees	2,702
Registration fees	27,188
Miscellaneous	5,637
Total expenses	$179,540
Reduction of expenses by investment adviser and distributor	(102,343)
Net expenses	$77,197
Net investment loss	$(14,223)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$88,354
Foreign currency	2,876
Net realized gain (loss) on investments and foreign currency	$91,230
Change in unrealized appreciation (depreciation)
Investments	$100,981
Translation of assets and liabilities in foreign currencies	(149)
Net unrealized gain (loss) on investments and foreign currency translation	$100,832
Net realized and unrealized gain (loss) on investments and foreign currency	$192,062
Change in net assets from operations	$177,839

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/14 (unaudited)	Year ended 7/31/13
From operations
Net investment income (loss)	$(14,223)	$41,930
Net realized gain (loss) on investments and foreign currency	91,230	(46,353)
Net unrealized gain (loss) on investments and foreign currency translation	100,832	578,701
Change in net assets from operations	$177,839	$574,278
Distributions declared to shareholders
From net investment income	$(41,501)	$(26,201)
Change in net assets from fund share transactions	$13,665,259	$1,451,227
Total change in net assets	$13,801,597	$1,999,304
Net assets
At beginning of period	3,715,537	1,716,233
At end of period (including accumulated distributions in excess of net investment income of $14,398 and undistributed net investment income of $41,326, respectively)	$17,517,134	$3,715,537

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/14 (unaudited)		Years ended 7/31		Period ended 7/31/11 (c)
Class A			2013	2012

Net asset value, beginning of period	$12.82		$10.03	$11.48	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.20	$0.16	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.82		2.73	(1.35)	1.23
Total from investment operations	$0.81		$2.93	$(1.19)	$1.48
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.14)	$(0.14)	$—
From net realized gain on investments	—		—	(0.12)	—
Total distributions declared to shareholders	$(0.05)		$(0.14)	$(0.26)	$—
Net asset value, end of period (x)	$13.58		$12.82	$10.03	$11.48
Total return (%) (r)(s)(t)(x)	6.34	(n)	29.33	(10.18)	14.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.65	(a)	8.83	13.52	13.74	(a)
Expenses after expense reductions (f)	1.55	(a)	1.55	1.55	1.55	(a)
Net investment income (loss)	(0.20	)(a)(l)	1.69	1.57	2.50	(a)
Portfolio turnover	14	(n)	88	56	26
Net assets at end of period (000 omitted)	$7,737		$1,796	$596	$790

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 1/31/14 (unaudited)		Years ended 7/31		Period ended 7/31/11 (c)
Class B			2013	2012

Net asset value, beginning of period	$12.73		$9.98	$11.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.11	$0.08	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.81		2.71	(1.33)	1.25
Total from investment operations	$0.75		$2.82	$(1.25)	$1.40
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.05)	$—
From net realized gain on investments	—		—	(0.12)	—
Total distributions declared to shareholders	$—		$(0.07)	$(0.17)	$—
Net asset value, end of period (x)	$13.48		$12.73	$9.98	$11.40
Total return (%) (r)(s)(t)(x)	5.89	(n)	28.37	(10.84)	14.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.61	(a)	9.83	14.36	14.34	(a)
Expenses after expense reductions (f)	2.30	(a)	2.30	2.30	2.30	(a)
Net investment income (loss)	(0.88	)(a)(l)	0.90	0.81	1.54	(a)
Portfolio turnover	14	(n)	88	56	26
Net assets at end of period (000 omitted)	$507		$267	$148	$166

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 1/31/14 (unaudited)		Years ended 7/31		Period ended 7/31/11 (c)
Class C			2013	2012

Net asset value, beginning of period	$12.68		$9.96	$11.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$0.11	$0.08	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.83		2.70	(1.33)	1.29
Total from investment operations	$0.75		$2.81	$(1.25)	$1.40
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.09)	$(0.07)	$—
From net realized gain on investments	—		—	(0.12)	—
Total distributions declared to shareholders	$(0.04)		$(0.09)	$(0.19)	$—
Net asset value, end of period (x)	$13.39		$12.68	$9.96	$11.40
Total return (%) (r)(s)(t)(x)	5.90	(n)	28.35	(10.84)	14.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.29	(a)	9.64	14.31	14.71	(a)
Expenses after expense reductions (f)	2.30	(a)	2.30	2.30	2.30	(a)
Net investment income (loss)	(1.10	)(a)(l)	0.91	0.83	1.08	(a)
Portfolio turnover	14	(n)	88	56	26
Net assets at end of period (000 omitted)	$2,147		$339	$141	$180

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 1/31/14 (unaudited)		Years ended 7/31		Period ended 7/31/11 (c)
Class I			2013	2012

Net asset value, beginning of period	$12.86		$10.06	$11.50	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.22	$0.19	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.85		2.74	(1.36)	1.32
Total from investment operations	$0.84		$2.96	$(1.17)	$1.50
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.16)	$(0.15)	$—
From net realized gain on investments	—		—	(0.12)	—
Total distributions declared to shareholders	$(0.06)		$(0.16)	$(0.27)	$—
Net asset value, end of period (x)	$13.64		$12.86	$10.06	$11.50
Total return (%) (r)(s)(x)	6.52	(n)	29.60	(9.96)	15.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.38	(a)	8.89	13.29	13.90	(a)
Expenses after expense reductions (f)	1.30	(a)	1.30	1.30	1.30	(a)
Net investment income (loss)	(0.08	)(a)(l)	1.85	1.88	1.83	(a)
Portfolio turnover	14	(n)	88	56	26
Net assets at end of period (000 omitted)	$7,127		$1,314	$832	$842

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS European Equity Fund (the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the European market as a whole, as measured by an index determined by MFS to be an appropriate measure of the European market. At January 31, 2014, the fund did not have more than 25% of its assets invested in any one industry.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope,

18

Notes to Financial Statements (unaudited) – continued

Measurement, and Disclosure Requirements, which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The

19

Notes to Financial Statements (unaudited) – continued

adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$17,019,946	$—	$—	$17,019,946
Mutual Funds	634,482	—	—	634,482
Total Investments	$17,654,428	$—	$—	$17,654,428

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

20

Notes to Financial Statements (unaudited) – continued

the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended January 31, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

21

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/13
Ordinary income (including any short-term capital gains)	$26,201

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/14
Cost of investments	$17,124,974
Gross appreciation	903,893
Gross depreciation	(374,439)
Net unrealized appreciation (depreciation)	$529,454

As of 7/31/13
Undistributed ordinary income	41,326
Capital loss carryforwards	(46,820)
Other temporary differences	109
Net unrealized appreciation (depreciation)	428,473

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of July 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(20,027)
Long-Term	(26,793)
Total	$(46,820)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to

22

Notes to Financial Statements (unaudited) – continued

shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 1/31/14	Year ended 7/31/13
Class A	$23,578	$9,546
Class B	—	1,170
Class C	5,025	2,024
Class I	12,898	13,461
Total	$41,501	$26,201

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.80%
Average daily net assets in excess of $2.5 billion	0.75%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended January 31, 2014, this management fee reduction amounted to $109, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2014 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I
1.55%	2.30%	2.30%	1.30%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2014. For the six months ended January 31, 2014, this reduction amounted to $102,144 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $20,862 for the six months ended January 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

23

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$5,937
Class B	0.75%	0.25%	1.00%	1.00%	1,976
Class C	0.75%	0.25%	1.00%	1.00%	5,735
Total Distribution and Service Fees					$13,648

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	MFD has voluntarily agreed to rebates a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended January 31, 2014, this rebate amounted to $85 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2014, were as follows:

Amount
Class A	$—
Class B	150
Class C	36

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2014, the fee was $1,372, which equated to 0.0280% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,446.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative

24

Notes to Financial Statements (unaudited) – continued

services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2014 was equivalent to an annual effective rate of 0.1803% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $11 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $14,590,664 and $1,388,643, respectively.

25

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/14		Year ended 7/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	514,909	$7,022,713	209,795	$2,489,417
Class B	17,481	235,423	6,705	79,659
Class C	144,016	1,956,822	32,342	381,751
Class I	434,494	5,957,442	33,064	403,085
	1,110,900	$15,172,400	281,906	$3,353,912

Shares issued to shareholders in reinvestment of distributions
Class A	1,741	$23,577	826	$9,546
Class B	—	—	101	1,170
Class C	372	4,968	176	2,024
Class I	949	12,898	1,163	13,461
	3,062	$41,443	2,266	$26,201

Shares reacquired
Class A	(87,089)	$(1,184,640)	(130,014)	$(1,503,347)
Class B	(880)	(11,838)	(638)	(7,561)
Class C	(10,861)	(148,134)	(19,889)	(237,171)
Class I	(15,026)	(203,972)	(14,834)	(180,807)
	(113,856)	$(1,548,584)	(165,375)	$(1,928,886)

Net change
Class A	429,561	$5,861,650	80,607	$995,616
Class B	16,601	223,585	6,168	73,268
Class C	133,527	1,813,656	12,629	146,604
Class I	420,417	5,766,368	19,393	235,739
	1,000,106	$13,665,259	118,797	$1,451,227

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an

26

Notes to Financial Statements (unaudited) – continued

agreed upon spread. For the six months ended January 31, 2014, the fund’s commitment fee and interest expense were $9 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	183,852	9,318,212	(8,867,582)	634,482

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$196	$634,482

27

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

28

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

January 31, 2014

MFS® LATIN AMERICAN

EQUITY FUND

LEQ-SEM

MFS® LATIN AMERICAN EQUITY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

It’s a new year, and with it a more sober mood has arrived. During 2013, stocks delivered robust gains across many countries, global regions and economic sectors. It’s too early to draw conclusions for all of 2014, but several weak economic reports have weighed on investors’ minds.

Additionally, concerns have risen that China could stumble as it shifts to a consumer-driven economy, and the U.S. Federal Reserve has started to taper its bond-buying stimulus program, thereby reducing global liquidity. These potential headwinds from the world’s two largest economies have helped cause a flight from emerging markets such as Argentina, Russia, India, Turkey and South Africa. Compounding concerns, some of these countries face their own economic and political challenges. The widespread volatility resulting from all this is a reminder of how interconnected the global economy is.

On the brighter side, U.S. economic reports have remained fairly positive and other major developed markets, including Germany,

Japan and the United Kingdom, have continued to release reasonably strong data. Even the economies of some of the eurozone’s weaker links, including Greece, Portugal and Italy, appear to be growing after a prolonged slump.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 18, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Vale S.A., ADR	5.8%
Petroleo Brasileiro S.A., ADR	4.1%
Itau Unibanco Holding S.A., ADR	3.8%
America Movil S.A.B. de C.V., “L”, ADR	3.3%
Kroton Educacional S.A.	3.3%
Credicorp Ltd.	3.0%
Gerdau S.A., ADR	2.9%
BM&F Bovespa S.A.	2.9%
AmBev S.A., ADR	2.8%
Estacio Participacoes S.A.	2.8%

Equity sectors (a)
Financial Services	25.7%
Basic Materials	15.1%
Special Products & Services	11.4%
Utilities & Communications	10.4%
Consumer Staples	9.7%
Energy	7.9%
Health Care	5.1%
Retailing	3.5%
Transportation	3.3%
Industrial Goods & Services	2.8%
Technology	1.7%
Leisure	1.1%
Autos & Housing	0.8%

Issuer country weightings (x)
Brazil	65.0%
Mexico	23.4%
Peru	3.0%
Italy	2.5%
Chile	2.4%
United States	1.5%
Argentina	1.3%
Panama	0.9%

Currency exposure weightings (y)
Brazilian Real	65.0%
Mexican Peso	23.4%
United States Dollar	5.4%
Euro	3.8%
Chilean Peso	2.4%

2

Portfolio Composition – continued

(a)	The sectors depicted are economic aggregates made up of several underlying industry categories. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American market. At January 31, 2014, the fund did not have more than 25% of its assets invested in any one industry.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Percentages are based on net assets as of 1/31/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2013 through January 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2013 through January 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/13	Ending Account Value 1/31/14	Expenses Paid During Period (p) 8/01/13-1/31/14
A	Actual	1.62%	$1,000.00	$917.50	$7.83
	Hypothetical (h)	1.62%	$1,000.00	$1,017.04	$8.24
B	Actual	2.40%	$1,000.00	$914.06	$11.58
	Hypothetical (h)	2.40%	$1,000.00	$1,013.11	$12.18
C	Actual	2.40%	$1,000.00	$913.88	$11.58
	Hypothetical (h)	2.40%	$1,000.00	$1,013.11	$12.18
I	Actual	1.40%	$1,000.00	$918.78	$6.77
	Hypothetical (h)	1.40%	$1,000.00	$1,018.15	$7.12

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.5%
Issuer	Shares/Par	Value ($)

Aerospace - 0.7%
Embraer S.A., ADR	886	$27,191

Airlines - 2.1%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	4,150	$48,306
Copa Holdings S.A., “A”	262	34,243

		$82,549
Alcoholic Beverages - 3.8%
AmBev S.A., ADR	16,515	$108,008
Compania Cervecerias Unidas S.A., ADR	1,872	40,061

		$148,069
Apparel Manufacturers - 2.2%
Arezzo Industria e Comercio S.A.	1,828	$19,695
Cia. Hering S.A.	6,000	66,632

		$86,327
Broadcasting - 1.1%
Grupo Televisa S.A., ADR	1,433	$41,643

Brokerage & Asset Managers - 5.9%
BM&F Bovespa S.A.	27,745	$110,256
Bolsa Mexicana de Valores S.A. de C.V.	34,400	69,628
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	5,102	48,837

		$228,721
Business Services - 1.6%
LPS Brasil - Consultoria de Imoveis S.A.	6,600	$34,460
Multiplus S.A.	2,500	26,831

		$61,291
Computer Software - 0.9%
Totvs S.A.	2,800	$36,792

Computer Software - Systems - 0.8%
Linx S.A.	1,700	$30,890

Conglomerates - 0.8%
Alfa S.A de C.V., “A”	11,600	$32,699

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 0.8%
Duratex S.A.	6,200	$30,444

Consumer Products - 0.8%
Kimberly-Clark de Mexico S.A. de C.V., “A”	12,350	$31,489

Consumer Services - 9.0%
Abril Educacao S.A., IEU	2,840	$33,869
Anhanguera Educacional Participacoes S.A.	15,500	81,571
Estacio Participacoes S.A.	13,750	106,604
Kroton Educacional S.A.	8,234	125,834

		$347,878
Energy - Independent - 1.4%
Ultrapar Participacoes S.A.	2,400	$53,007

Energy - Integrated - 4.1%
Petroleo Brasileiro S.A., ADR	14,024	$157,209

Engineering - Construction - 2.1%
Mills Estruturas e Servicos de Engenharia S.A.	4,200	$48,714
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	2,600	31,616

		$80,330
Food & Beverages - 5.0%
Arca Continental S.A.B de C.V.	13,895	$76,291
BRF S.A.	1,600	28,668
M. Dias Branco S.A. Industria e Comercio de Alimentos	2,600	88,895

		$193,854
Food & Drug Stores - 0.8%
Brazil Pharma S.A. (a)	14,700	$30,579

Forest & Paper Products - 1.5%
Fibria Celulose S.A. (a)	5,100	$57,166

General Merchandise - 0.5%
Lojas Renner S.A.	800	$18,375

Health Maintenance Organizations - 2.7%
OdontoPrev S.A.	17,300	$64,519
Qualicorp S.A. (a)	4,800	40,755

		$105,274

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 2.4%
Brasil Insurance Participacoes e Administracao S.A.	11,600	$91,089

Metals & Mining - 13.7%
Gerdau S.A., ADR	16,001	$112,807
Grupo Mexico S.A.B. de C.V., “B”	31,437	101,758
Ternium S.A., ADR	1,738	51,758
Usinas Siderurgicas de Minas Gerais S.A., IPS (a)	7,800	38,463
Vale S.A., ADR	16,386	222,850

		$527,636
Oil Services - 2.5%
Tenaris S.A., ADR	2,179	$96,922

Other Banks & Diversified Financials - 11.6%
Banco Santander Chile, ADR	679	$13,227
Banco Santander S.A., IEU	14,400	67,189
Credicorp Ltd.	881	116,222
Gentera S.A.B. de C.V.	13,000	23,329
Grupo Financiero Banorte S.A. de C.V.	12,900	81,428
Itau Unibanco Holding S.A., ADR	11,959	146,378

		$447,773
Pharmaceuticals - 2.4%
Genomma Lab Internacional S.A., “B” (a)	36,900	$91,298

Railroad & Shipping - 1.1%
All America Latina Logistica S.A.	8,600	$23,556
CCR S.A.	3,140	20,220

		$43,776
Real Estate - 5.8%
Brasil Brokers Participacoes	23,400	$49,258
Concentradora Fibra Danhos S.A. de C.V., REIT (a)	21,200	40,057
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	28,800	46,493
Macquarie Mexico Real Estate S.A. de C.V., REIT	32,100	58,708
Multiplan Empreendimentos Imobiliarios S.A.	1,626	29,384

		$223,900
Telecommunications - Wireless - 4.0%
America Movil S.A.B. de C.V., “L”, ADR	6,082	$129,303
TIM Participacoes S.A., ADR	974	25,353

		$154,656
Telephone Services - 1.2%
Telefonica Brasil S.A., ADR	2,500	$47,500

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 4.2%
Alupar Investimento S.A., IEU (a)	7,500	$48,451
Energias do Brasil S.A.	18,200	72,777
Tractebel Energia S.A.	2,830	40,458

		$161,686
Utilities - Water - 1.0%
Aguas Andinas S.A.	58,905	$37,649
Total Common Stocks (Identified Cost, $4,002,566)		$3,805,662

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	63,742	$63,742
Total Investments (Identified Cost, $4,066,308)		$3,869,404

Other Assets, Less Liabilities - (0.1)%		(4,492)
Net Assets - 100.0%		$3,864,912

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $4,002,566)	$3,805,662
Underlying affiliated funds, at cost and value	63,742
Total investments, at value (identified cost, $4,066,308)	$3,869,404
Cash	916
Foreign currency, at value (identified cost, $95)	95
Receivables for
Fund shares sold	14,813
Interest and dividends	7,177
Receivable from investment adviser	24,595
Other assets	126
Total assets	$3,917,126
Liabilities
Payable for fund shares reacquired	$1,288
Payable to affiliates
Shareholder servicing costs	2,462
Distribution and service fees	26
Payable for independent Trustees’ compensation	139
Deferred country tax expense payable	2,342
Accrued expenses and other liabilities	45,957
Total liabilities	$52,214
Net assets	$3,864,912
Net assets consist of
Paid-in capital	$4,899,823
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $22 deferred country tax)	(197,151)
Accumulated net realized gain (loss) on investments and foreign currency	(852,535)
Undistributed net investment income	14,775
Net assets	$3,864,912
Shares of beneficial interest outstanding	469,144

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,339,017	283,148	$8.26
Class B	287,446	35,157	8.18
Class C	663,130	81,357	8.15
Class I	575,319	69,482	8.28

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.76 [100 / 94.25 x $8.26]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$55,205
Dividends from underlying affiliated funds	23
Foreign taxes withheld	(2,377)
Total investment income	$52,851
Expenses
Management fee	$21,768
Distribution and service fees	7,891
Shareholder servicing costs	4,286
Administrative services fee	8,823
Independent Trustees’ compensation	550
Custodian fee	33,254
Shareholder communications	5,709
Audit and tax fees	26,912
Legal fees	2,123
Registration fees	28,000
Miscellaneous	5,551
Total expenses	$144,867
Reduction of expenses by investment adviser and distributor	(108,257)
Net expenses	$36,610
Net investment income	$16,241
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(201,664)
Foreign currency	(1,263)
Net realized gain (loss) on investments and foreign currency	$(202,927)
Change in unrealized appreciation (depreciation)
Investments (net of $2,799 decrease in deferred country tax)	$(152,114)
Translation of assets and liabilities in foreign currencies	491
Net unrealized gain (loss) on investments and foreign currency translation	$(151,623)
Net realized and unrealized gain (loss) on investments and foreign currency	$(354,550)
Change in net assets from operations	$(338,309)

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 1/31/14	Year ended 7/31/13
Change in net assets	(unaudited)
From operations
Net investment income	$16,241	$31,203
Net realized gain (loss) on investments and foreign currency	(202,927)	(269,771)
Net unrealized gain (loss) on investments and foreign currency translation	(151,623)	90,213
Change in net assets from operations	$(338,309)	$(148,355)
Distributions declared to shareholders
From net investment income	$(29,002)	$(41,001)
Change in net assets from fund share transactions	$(122,069)	$612,159
Total change in net assets	$(489,380)	$422,803
Net assets
At beginning of period	4,354,292	3,931,489
At end of period (including undistributed net investment income of $14,775 and $27,536, respectively)	$3,864,912	$4,354,292

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/14		Years ended 7/31		Period ended 7/31/11 (c)
Class A			2013	2012
	(unaudited)
Net asset value, beginning of period	$9.06		$9.23	$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.08	$0.15	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.76)		(0.14)	(1.56)	0.59	(g)
Total from investment operations	$(0.72)		$(0.06)	$(1.41)	$0.77
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.11)	$(0.01)	$—
From net realized gain on investments	—		—	(0.12)	—
Total distributions declared to shareholders	$(0.08)		$(0.11)	$(0.13)	$—
Net asset value, end of period (x)	$8.26		$9.06	$9.23	$10.77
Total return (%) (r)(s)(t)(x)	(8.05	)(n)	(0.80)	(13.02)	7.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.88	(a)	5.95	8.56	9.38	(a)
Expenses after expense reductions (f)	1.62	(a)	1.63	1.65	1.65	(a)
Net investment income	0.93	(a)(l)	0.76	1.55	1.83	(a)
Portfolio turnover	39	(n)	49	56	30	(n)
Net assets at end of period (000 omitted)	$2,339		$2,226	$2,132	$1,490

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 1/31/14		Years ended 7/31		Period ended 7/31/11 (c)
Class B			2013	2012
	(unaudited)
Net asset value, beginning of period	$8.94		$9.11	$10.71	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.01)	$0.07	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.77)		(0.13)	(1.55)	0.59	(g)
Total from investment operations	$(0.76)		$(0.14)	$(1.48)	$0.71
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$—	$—
From net realized gain on investments	—		—	(0.12)	—
Total distributions declared to shareholders	$—		$(0.03)	$(0.12)	$—
Net asset value, end of period (x)	$8.18		$8.94	$9.11	$10.71
Total return (%) (r)(s)(t)(x)	(8.50	)(n)	(1.55)	(13.72)	7.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.56	(a)	6.77	9.37	9.76	(a)
Expenses after expense reductions (f)	2.40	(a)	2.40	2.40	2.40	(a)
Net investment income (loss)	0.13	(a)(l)	(0.08)	0.80	1.26	(a)
Portfolio turnover	39	(n)	49	56	30	(n)
Net assets at end of period (000 omitted)	$287		$431	$562	$542

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 1/31/14		Years ended 7/31		Period ended 7/31/11 (c)
Class C			2013	2012
	(unaudited)
Net asset value, beginning of period	$8.93		$9.12	$10.71	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.00 (w)	$0.08	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.77)		(0.13)	(1.55)	0.59	(g)
Total from investment operations	$(0.76)		$(0.13)	$(1.47)	$0.71
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.06)	$—	$—
From net realized gain on investments	—		—	(0.12)	—
Total distributions declared to shareholders	$(0.02)		$(0.06)	$(0.12)	$—
Net asset value, end of period (x)	$8.15		$8.93	$9.12	$10.71
Total return (%) (r)(s)(t)(x)	(8.51	)(n)	(1.45)	(13.63)	7.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.70	(a)	6.68	9.33	10.51	(a)
Expenses after expense reductions (f)	2.40	(a)	2.40	2.40	2.40	(a)
Net investment income	0.22	(a)(l)	0.02	0.82	1.25	(a)
Portfolio turnover	39	(n)	49	56	30	(n)
Net assets at end of period (000 omitted)	$663		$504	$355	$263

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 1/31/14		Years ended 7/31		Period ended 7/31/11 (c)
Class I			2013	2012
	(unaudited)
Net asset value, beginning of period	$9.10		$9.27	$10.80	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.12	$0.19	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.77)		(0.16)	(1.58)	0.62	(g)
Total from investment operations	$(0.72)		$(0.04)	$(1.39)	$0.80
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.13)	$(0.02)	$—
From net realized gain on investments	—		—	(0.12)	—
Total distributions declared to shareholders	$(0.10)		$(0.13)	$(0.14)	$—
Net asset value, end of period (x)	$8.28		$9.10	$9.27	$10.80
Total return (%) (r)(s)(x)	(8.03	)(n)	(0.60)	(12.74)	8.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.49	(a)	5.61	8.31	10.71	(a)
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40	1.40	(a)
Net investment income	1.07	(a)(l)	1.17	1.98	1.93	(a)
Portfolio turnover	39	(n)	49	56	30	(n)
Net assets at end of period (000 omitted)	$575		$1,193	$883	$807

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Latin American Equity Fund (the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American market. At January 31, 2014, the fund did not have more than 25% of its assets invested in any one industry.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) –Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse

17

Notes to Financial Statements (unaudited) – continued

repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where

18

Notes to Financial Statements (unaudited) – continued

trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,805,662	$—	$—	$3,805,662
Mutual Funds	63,742	—	—	63,742
Total Investments	$3,869,404	$—	$—	$3,869,404

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

19

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended January 31, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax

20

Notes to Financial Statements (unaudited) – continued

purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/13
Ordinary income (including any short-term capital gains)	$41,001

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/14
Cost of investments	$4,432,875
Gross appreciation	397,469
Gross depreciation	(960,940)
Net unrealized appreciation (depreciation)	$(563,471)

As of 7/31/13
Undistributed ordinary income	27,693
Capital loss carryforwards	(171,695)
Post-October capital loss deferrals	(106,378)
Other temporary differences	(8,662)
Net unrealized appreciation (depreciation)	(408,558)

As of July 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(73,346)
Long-Term	(98,349)
Total	$(171,695)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

21

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 1/31/14	Year ended 7/31/13
Class A	$21,570	$25,388
Class B	—	1,943
Class C	1,338	2,981
Class I	6,094	10,689
Total	$29,002	$41,001

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	1.05%
Next $1.5 billion of average daily net assets	0.95%
Average daily net assets in excess of $2.5 billion	0.90%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended January 31, 2014 this management fee reduction amounted to $39, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2014 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I
1.65%	2.40%	2.40%	1.40%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2014. For the six months ended January 31, 2014, this reduction amounted to $107,863 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,999 for the six months ended January 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

22

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.22%	$3,096
Class B	0.75%	0.25%	1.00%	1.00%	1,860
Class C	0.75%	0.25%	1.00%	1.00%	2,935
Total Distribution and Service Fees					$7,891

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended January 31, 2014, this rebate amounted to $353 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2014, were as follows:

Amount
Class A	$—
Class B	1,612
Class C	1,621

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2014, the fee was $1,106, which equated to 0.0534% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,180.

23

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2014 was equivalent to an annual effective rate of 0.4259% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $9 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 10,255 shares of Class A and 62,684 shares of Class I for an aggregate amount of $681,672.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $1,600,341 and $1,754,181, respectively.

24

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/14		Year ended 7/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	108,114	$1,005,179	138,615	$1,383,132
Class B	7,499	69,787	20,131	197,237
Class C	39,912	362,714	34,109	338,601
Class I	22,229	203,956	71,124	730,587
	177,754	$1,641,636	263,979	$2,649,557

Shares issued to shareholders in reinvestment of distributions
Class A	2,343	$21,318	2,500	$25,124
Class B	—	—	195	1,943
Class C	149	1,338	300	2,981
Class I	616	5,627	1,061	10,689
	3,108	$28,283	4,056	$40,737

Shares reacquired
Class A	(72,905)	$(679,706)	(126,368)	$(1,234,347)
Class B	(20,582)	(186,969)	(33,774)	(335,118)
Class C	(15,145)	(133,354)	(16,879)	(160,697)
Class I	(84,489)	(791,959)	(36,324)	(347,973)
	(193,121)	$(1,791,988)	(213,345)	$(2,078,135)

Net change
Class A	37,552	$346,791	14,747	$173,909
Class B	(13,083)	(117,182)	(13,448)	(135,938)
Class C	24,916	230,698	17,530	180,885
Class I	(61,644)	(582,376)	35,861	393,303
	(12,259)	$(122,069)	54,690	$612,159

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund,

25

Notes to Financial Statements (unaudited) – continued

based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2014, the fund’s commitment fee and interest expense were $11 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	87,088	1,064,361	(1,087,707)	63,742

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23	$63,742

26

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

27

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

January 31, 2014

MFS® EQUITY INCOME FUND

EQI-SEM

MFS® EQUITY INCOME FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

It’s a new year, and with it a more sober mood has arrived. During 2013, stocks delivered robust gains across many countries, global regions and economic sectors. It’s too early to draw conclusions for all of 2014, but several weak economic reports have weighed on investors’ minds.

Additionally, concerns have risen that China could stumble as it shifts to a consumer-driven economy, and the U.S. Federal Reserve has started to taper its bond-buying stimulus program, thereby reducing global liquidity. These potential headwinds from the world’s two largest economies have helped cause a flight from emerging markets such as Argentina, Russia, India, Turkey and South Africa. Compounding concerns, some of these countries face their own economic and political challenges. The widespread volatility resulting from all this is a reminder of how interconnected the global economy is.

On the brighter side, U.S. economic reports have remained fairly positive and other major developed markets, including Germany,

Japan and the United Kingdom, have continued to release reasonably strong data. Even the economies of some of the eurozone’s weaker links, including Greece, Portugal and Italy, appear to be growing after a prolonged slump.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 18, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	3.6%
JPMorgan Chase & Co.	3.0%
Wells Fargo & Co.	3.0%
Pfizer, Inc.	2.8%
Lockheed Martin Corp.	2.2%
Philip Morris International, Inc.	2.2%
Hewlett-Packard Co.	2.2%
Bristol-Myers Squibb Co.	2.1%
Delphi Automotive PLC	2.0%
MetLife, Inc.	1.9%

Equity sectors
Financial Services	19.2%
Technology	14.9%
Utilities & Communications	11.2%
Health Care	10.6%
Energy	10.5%
Consumer Staples	9.2%
Retailing	5.6%
Industrial Goods & Services	5.2%
Leisure	5.1%
Autos & Housing	5.0%
Basic Materials	2.7%
Transportation	0.5%

Percentages are based on net assets as of 1/31/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2013 through January 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2013 through January 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/13	Ending Account Value 1/31/14	Expenses Paid During Period (p) 8/01/13-1/31/14
A	Actual	1.25%	$1,000.00	$1,066.79	$6.51
	Hypothetical (h)	1.25%	$1,000.00	$1,018.90	$6.36
B	Actual	2.00%	$1,000.00	$1,062.68	$10.40
	Hypothetical (h)	2.00%	$1,000.00	$1,015.12	$10.16
C	Actual	2.00%	$1,000.00	$1,062.33	$10.40
	Hypothetical (h)	2.00%	$1,000.00	$1,015.12	$10.16
I	Actual	1.00%	$1,000.00	$1,067.94	$5.21
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R1	Actual	2.00%	$1,000.00	$1,062.49	$10.40
	Hypothetical (h)	2.00%	$1,000.00	$1,015.12	$10.16
R2	Actual	1.50%	$1,000.00	$1,065.17	$7.81
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
R3	Actual	1.25%	$1,000.00	$1,066.54	$6.51
	Hypothetical (h)	1.25%	$1,000.00	$1,018.90	$6.36
R4	Actual	1.00%	$1,000.00	$1,067.85	$5.21
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R5	Actual	0.95%	$1,000.00	$1,069.86	$4.96
	Hypothetical (h)	0.95%	$1,000.00	$1,020.42	$4.84

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.1%
Issuer	Shares/Par	Value ($)
Aerospace - 2.9%
Lockheed Martin Corp.	6,840	$1,032,224
Northrop Grumman Corp.	2,630	303,896

		$1,336,120
Airlines - 0.5%
Copa Holdings S.A., “A”	1,611	$210,558

Apparel Manufacturers - 0.6%
Hanesbrands, Inc.	3,700	$263,218

Automotive - 5.1%
Delphi Automotive PLC	15,370	$935,879
General Motors Co.	19,366	698,725
Magna International, Inc.	8,100	688,000

		$2,322,604
Cable TV - 3.7%
Comcast Corp., “Special A”	15,590	$816,137
Time Warner Cable, Inc.	6,720	895,574

		$1,711,711
Chemicals - 0.6%
LyondellBasell Industries N.V., “A”	3,470	$273,297

Computer Software - 3.4%
CA, Inc.	10,640	$341,331
Microsoft Corp.	17,470	661,239
Symantec Corp.	26,480	566,937

		$1,569,507
Computer Software - Systems - 4.0%
Apple, Inc.	589	$294,853
Canon, Inc.	5,900	172,689
Hewlett-Packard Co.	34,330	995,570
Western Digital Corp.	4,490	386,903

		$1,850,015
Consumer Products - 1.3%
Procter & Gamble Co.	7,850	$601,467

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Containers - 0.5%
Packaging Corp. of America	3,170	$204,782

Electrical Equipment - 0.8%
Siemens AG	3,034	$384,480

Electronics - 3.5%
Hoya Corp.	7,900	$218,296
Intel Corp.	9,600	235,584
Microchip Technology, Inc.	19,650	881,499
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,710	282,733

		$1,618,112
Energy - Independent - 2.6%
Marathon Petroleum Corp.	4,410	$383,891
Valero Energy Corp.	16,010	818,111

		$1,202,002
Energy - Integrated - 7.5%
Chevron Corp.	7,343	$819,699
Exxon Mobil Corp.	18,080	1,666,253
Petroleo Brasileiro S.A., ADR	24,560	292,264
Royal Dutch Shell PLC, “A”	19,637	679,036

		$3,457,252
Entertainment - 0.3%
Regal Entertainment Group, “A”	7,620	$148,590

Food & Beverages - 1.7%
General Mills, Inc.	5,530	$265,551
Ingredion, Inc.	2,790	173,817
Tyson Foods, Inc., “A”	8,700	325,380

		$764,748
Food & Drug Stores - 2.7%
CVS Caremark Corp.	9,240	$625,733
Kroger Co.	17,420	628,862

		$1,254,595
Gaming & Lodging - 0.8%
Wynn Resorts Ltd.	1,768	$384,399

General Merchandise - 1.9%
Macy’s, Inc.	13,650	$726,180
Target Corp.	2,360	133,670

		$859,850

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 7.4%
American International Group, Inc.	7,980	$382,721
Delta Lloyd N.V.	21,500	553,409
Everest Re Group Ltd.	2,334	337,870
MetLife, Inc.	18,280	896,634
Prudential Financial, Inc.	1,880	158,653
Validus Holdings Ltd.	15,850	569,332
Zurich Insurance Group AG	1,671	485,275

		$3,383,894
Internet - 4.0%
Facebook, Inc., “A “ (a)	7,030	$439,867
Google, Inc., “A” (a)	618	729,839
Yahoo!, Inc. (a)	18,830	678,257

		$1,847,963
Machinery & Tools - 1.5%
Cummins, Inc.	5,496	$697,882

Major Banks - 8.2%
BOC Hong Kong Holdings Ltd.	51,500	$155,598
HSBC Holdings PLC	19,187	197,765
JPMorgan Chase & Co.	25,120	1,390,643
Mizuho Financial Group, Inc.	180,500	380,462
Sumitomo Mitsui Financial Group, Inc.	6,700	309,953
Wells Fargo & Co.	30,010	1,360,653

		$3,795,074
Medical Equipment - 0.6%
Abbott Laboratories	6,900	$252,954

Metals & Mining - 1.7%
Rio Tinto Ltd.	6,350	$338,581
Vale S.A., ADR	30,890	420,104

		$758,685
Natural Gas - Distribution - 1.0%
GDF SUEZ	21,281	$470,277

Oil Services - 0.4%
Transocean, Inc.	4,150	$179,612

Other Banks & Diversified Financials - 0.7%
Discover Financial Services	3,300	$177,045
Fifth Third Bancorp	7,250	152,395

		$329,440

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 10.0%
AbbVie, Inc.	4,350	$214,150
Bristol-Myers Squibb Co.	19,530	975,914
Eli Lilly & Co.	12,700	685,927
Johnson & Johnson	9,370	828,964
Merck & Co., Inc.	11,620	615,511
Pfizer, Inc.	42,750	1,299,600

		$4,620,066
Real Estate - 2.9%
American Capital Agency Corp., REIT	4,080	$85,476
Annaly Mortgage Management, Inc., REIT	25,730	277,112
Corio N.V., REIT	5,652	240,501
Digital Realty Trust, Inc., REIT	10,310	525,707
EPR Properties, REIT	3,610	184,399

		$1,313,195
Restaurants - 0.2%
ARAMARK Holdings Corp. (a)	4,250	$105,018

Specialty Stores - 0.4%
Best Buy Co., Inc.	8,130	$191,380

Telecommunications - Wireless - 0.4%
Tele2 AB, “B”	15,918	$175,425

Telephone Services - 5.0%
Bezeq - The Israel Telecommunication Corp. Ltd.	61,920	$94,928
CenturyLink, Inc.	11,000	317,460
Frontier Communications Corp.	145,610	684,367
TDC A.S.	40,074	376,663
Telecom Italia S.p.A. - Savings Shares	224,498	189,238
Telefonica Brasil S.A., ADR	10,400	197,600
Verizon Communications, Inc.	9,540	458,111

		$2,318,367
Tobacco - 6.2%
Altria Group, Inc.	17,820	$627,620
Japan Tobacco, Inc.	10,900	336,664
Lorillard, Inc.	18,200	895,804
Philip Morris International, Inc.	12,920	1,009,569

		$2,869,657

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 4.1%
American Electric Power Co., Inc.	11,680	$570,101
Companhia Energetica de Minas Gerais, IPS	69,835	403,107
E.ON AG	24,544	445,890
PG&E Corp.	7,250	305,588
PPL Corp.	6,233	190,543

		$1,915,229
Total Common Stocks (Identified Cost, $41,986,704)		$45,641,425

Convertible Preferred Stocks - 0.6%
Utilities - Electric Power - 0.6%
PPL Corp., 8.75% (Identified Cost, $299,822)	5,540	$285,365

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	465,654	$465,654
Total Investments (Identified Cost, $42,752,180)		$46,392,444

Other Assets, Less Liabilities - (0.7)%		(349,602)
Net Assets - 100.0%		$46,042,842

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $42,286,526)	$45,926,790
Underlying affiliated funds, at cost and value	465,654
Total investments, at value (identified cost, $42,752,180)	$46,392,444
Receivables for
Fund shares sold	618,937
Dividends	38,450
Receivable from investment adviser	20,510
Other assets	41,876
Total assets	$47,112,217
Liabilities
Payable for fund shares reacquired	$1,032,130
Payable to affiliates
Shareholder servicing costs	251
Distribution and service fees	1,014
Payable for independent Trustees’ compensation	111
Accrued expenses and other liabilities	35,869
Total liabilities	$1,069,375
Net assets	$46,042,842
Net assets consist of
Paid-in capital	$42,479,929
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,640,325
Accumulated distributions in excess of net realized gain on investments and foreign currency	(79,691)
Undistributed net investment income	2,279
Net assets	$46,042,842
Shares of beneficial interest outstanding	3,767,563

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$34,717,683	2,839,565	$12.23
Class B	1,752,708	143,781	12.19
Class C	7,746,870	634,998	12.20
Class I	1,344,419	109,893	12.23
Class R1	98,506	8,058	12.22
Class R2	100,824	8,244	12.23
Class R3	101,811	8,322	12.23
Class R4	98,620	8,060	12.24
Class R5	81,401	6,642	12.26

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.98 [100 / 94.25 x $12.23]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$585,743
Dividends from underlying affiliated funds	287
Foreign taxes withheld	(15,015)
Total investment income	$571,015
Expenses
Management fee	$145,308
Distribution and service fees	75,652
Shareholder servicing costs	13,601
Administrative services fee	8,823
Independent Trustees’ compensation	572
Custodian fee	41,090
Shareholder communications	5,901
Audit and tax fees	18,575
Legal fees	187
Registration fees	53,615
Miscellaneous	7,101
Total expenses	$370,425
Reduction of expenses by investment adviser and distributor	(101,421)
Net expenses	$269,004
Net investment income	$302,011
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$121,106
Foreign currency	(4,136)
Net realized gain (loss) on investments and foreign currency	$116,970
Change in unrealized appreciation (depreciation)
Investments	$1,927,728
Translation of assets and liabilities in foreign currencies	248
Net unrealized gain (loss) on investments and foreign currency translation	$1,927,976
Net realized and unrealized gain (loss) on investments and foreign currency	$2,044,946
Change in net assets from operations	$2,346,957

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 1/31/14	Period ended 7/31/13 (c)
Change in net assets	(unaudited)
From operations
Net investment income	$302,011	$142,996
Net realized gain (loss) on investments and foreign currency	116,970	97,355
Net unrealized gain (loss) on investments and foreign currency translation	1,927,976	1,712,349
Change in net assets from operations	$2,346,957	$1,952,700
Distributions declared to shareholders
From net investment income	$(314,353)	$(127,225)
From net realized gain on investments	(295,005)	—
Total distributions declared to shareholders	$(609,358)	$(127,225)
Change in net assets from fund share transactions	$17,199,185	$25,280,583
Total change in net assets	$18,936,784	$27,106,058
Net assets
At beginning of period	27,106,058	—
At end of period (including undistributed net investment income of $2,279 and $14,621, respectively)	$46,042,842	$27,106,058

(c)	For the period from the commencement of the fund’s investment operations, September 27, 2012, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/14 (unaudited)		Period ended 7/31/13 (c)
Class A

Net asset value, beginning of period	$11.64		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.67		1.62
Total from investment operations	$0.77		$1.79
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.15)
From net realized gain on investments	(0.08)		—
Total distributions declared to shareholders	$(0.18)		$(0.15)
Net asset value, end of period (x)	$12.23		$11.64
Total return (%) (r)(s)(t)(x)	6.68	(n)	18.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	2.32	(a)
Expenses after expense reductions (f)	1.25	(a)	1.24	(a)
Net investment income	1.67	(a)	1.85	(a)
Portfolio turnover	16	(n)	39	(n)
Net assets at end of period (000 omitted)	$34,718		$18,922

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/14 (unaudited)		Period ended 7/31/13 (c)
Class B

Net asset value, beginning of period	$11.61		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.66		1.62
Total from investment operations	$0.72		$1.71
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.10)
From net realized gain on investments	(0.08)		—
Total distributions declared to shareholders	$(0.14)		$(0.10)
Net asset value, end of period (x)	$12.19		$11.61
Total return (%) (r)(s)(t)(x)	6.27	(n)	17.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.52	(a)	3.49	(a)
Expenses after expense reductions (f)	2.00	(a)	2.00	(a)
Net investment income	0.91	(a)	1.01	(a)
Portfolio turnover	16	(n)	39	(n)
Net assets at end of period (000 omitted)	$1,753		$811

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/14 (unaudited)		Period ended 7/31/13 (c)
Class C

Net asset value, beginning of period	$11.62		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.66		1.63
Total from investment operations	$0.72		$1.73
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.11)
From net realized gain on investments	(0.08)		—
Total distributions declared to shareholders	$(0.14)		$(0.11)
Net asset value, end of period (x)	$12.20		$11.62
Total return (%) (r)(s)(t)(x)	6.23	(n)	17.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.52	(a)	3.06	(a)
Expenses after expense reductions (f)	2.00	(a)	2.00	(a)
Net investment income	0.93	(a)	1.06	(a)
Portfolio turnover	16	(n)	39	(n)
Net assets at end of period (000 omitted)	$7,747		$4,740

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/14		Period ended 7/31/13 (c)
Class I
	(unaudited)
Net asset value, beginning of period	$11.64		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.68		1.62
Total from investment operations	$0.79		$1.80
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.16)
From net realized gain on investments	(0.08)		—
Total distributions declared to shareholders	$(0.20)		$(0.16)
Net asset value, end of period (x)	$12.23		$11.64
Total return (%) (r)(s)(x)	6.79	(n)	18.18	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	2.90	(a)
Expenses after expense reductions (f)	1.00	(a)	1.00	(a)
Net investment income	1.87	(a)	2.02	(a)
Portfolio turnover	16	(n)	39	(n)
Net assets at end of period (000 omitted)	$1,344		$507

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/14		Period ended 7/31/13 (c)
Class R1
	(unaudited)
Net asset value, beginning of period	$11.63		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		1.59
Total from investment operations	$0.72		$1.71
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.08)
From net realized gain on investments	(0.08)		—
Total distributions declared to shareholders	$(0.13)		$(0.08)
Net asset value, end of period (x)	$12.22		$11.63
Total return (%) (r)(s)(x)	6.25	(n)	17.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.53	(a)	4.64	(a)
Expenses after expense reductions (f)	2.00	(a)	2.00	(a)
Net investment income	1.12	(a)	1.32	(a)
Portfolio turnover	16	(n)	39	(n)
Net assets at end of period (000 omitted)	$99		$117

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/14		Period ended 7/31/13 (c)
Class R2
	(unaudited)
Net asset value, beginning of period	$11.64		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.66		1.60
Total from investment operations	$0.76		$1.76
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.12)
From net realized gain on investments	(0.08)		—
Total distributions declared to shareholders	$(0.17)		$(0.12)
Net asset value, end of period (x)	$12.23		$11.64
Total return (%) (r)(s)(x)	6.52	(n)	17.75	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	4.14	(a)
Expenses after expense reductions (f)	1.50	(a)	1.50	(a)
Net investment income	1.62	(a)	1.82	(a)
Portfolio turnover	16	(n)	39	(n)
Net assets at end of period (000 omitted)	$101		$118

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/14 (unaudited)		Period ended 7/31/13 (c)
Class R3

Net asset value, beginning of period	$11.64		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.66		1.60
Total from investment operations	$0.77		$1.78
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.14)
From net realized gain on investments	(0.08)		—
Total distributions declared to shareholders	$(0.18)		$(0.14)
Net asset value, end of period (x)	$12.23		$11.64
Total return (%) (r)(s)(x)	6.65	(n)	17.96	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	3.89	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25	(a)
Net investment income	1.87	(a)	2.06	(a)
Portfolio turnover	16	(n)	39	(n)
Net assets at end of period (000 omitted)	$102		$118

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/14 (unaudited)		Period ended 7/31/13 (c)
Class R4

Net asset value, beginning of period	$11.64		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.67		1.59
Total from investment operations	$0.80		$1.80
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.16)
From net realized gain on investments	(0.08)		—
Total distributions declared to shareholders	$(0.20)		$(0.16)
Net asset value, end of period (x)	$12.24		$11.64
Total return (%) (r)(s)(x)	6.88	(n)	18.18	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	3.64	(a)
Expenses after expense reductions (f)	1.00	(a)	1.00	(a)
Net investment income	2.13	(a)	2.32	(a)
Portfolio turnover	16	(n)	39	(n)
Net assets at end of period (000 omitted)	$99		$118

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/14 (unaudited)		Period ended 7/31/13 (c)
Class R5

Net asset value, beginning of period	$11.65		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		1.60
Total from investment operations	$0.81		$1.81
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.16)
From net realized gain on investments	(0.08)		—
Total distributions declared to shareholders	$(0.20)		$(0.16)
Net asset value, end of period (x)	$12.26		$11.65
Total return (%) (r)(s)(x)	6.99	(n)	18.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	(a)	3.61	(a)
Expenses after expense reductions (f)	0.95	(a)	0.96	(a)
Net investment income	2.62	(a)	2.35	(a)
Portfolio turnover	16	(n)	39	(n)
Net assets at end of period (000 omitted)	$81		$1,656

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 27, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Equity Income Fund (the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the

Notes to Financial Statements (unaudited) – continued

value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$37,227,296	$—	$—	$37,227,296
Japan	—	1,418,063	—	1,418,063
Brazil	1,313,075	—	—	1,313,075
United Kingdom	1,215,382	—	—	1,215,382
Germany	830,370	—	—	830,370
Netherlands	793,909	—	—	793,909
Canada	688,000	—	—	688,000
Switzerland	485,275	—	—	485,275
France	470,277	—	—	470,277
Other Countries	1,329,545	155,598	—	1,485,143
Mutual Funds	465,654	—	—	465,654
Total Investments	$44,818,783	$1,573,661	$—	$46,392,444

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,236,997 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign

Notes to Financial Statements (unaudited) – continued

currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended January 31, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

Notes to Financial Statements (unaudited) – continued

in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/13
Ordinary income (including any short-term capital gains)	$127,225

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/14
Cost of investments	$42,829,868
Gross appreciation	4,450,821
Gross depreciation	(888,245)
Net unrealized appreciation (depreciation)	$3,562,576

As of 7/31/13
Undistributed ordinary income	190,653
Other temporary differences	(187)
Net unrealized appreciation (depreciation)	1,634,848

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 1/31/14	Period ended 7/31/13 (c)	Six months ended 1/31/14	Period ended 7/31/13 (c)
Class A	$246,616	$78,620	$215,877	$—
Class B	7,203	2,873	10,415	—
Class C	32,771	14,890	47,540	—
Class I	7,173	3,146	5,917	—
Class R1	545	821	838	—
Class R2	870	1,210	857	—
Class R3	1,047	1,405	865	—
Class R4	1,180	1,600	846	—
Class R5	16,948	22,660	11,850	—
Total	$314,353	$127,225	$295,005	$—

(c)	For the period from the commencement of the fund’s investment operations, September 27, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Average daily net assets in excess of $2.5 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended January 31, 2014, this management fee reduction amounted to $396, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2014 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%	0.97%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2014. For the six months

Notes to Financial Statements (unaudited) – continued

ended January 31, 2014, this reduction amounted to $100,731 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $65,415 for the six months ended January 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$35,527
Class B	0.75%	0.25%	1.00%	1.00%	6,616
Class C	0.75%	0.25%	1.00%	1.00%	32,491
Class R1	0.75%	0.25%	1.00%	1.00%	577
Class R2	0.25%	0.25%	0.50%	0.50%	292
Class R3	—	0.25%	0.25%	0.25%	149
Total Distribution and Service Fees					$75,652

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended January 31, 2014, this rebate amounted to $275 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2014, were as follows:

Amount
Class A	$6,650
Class B	206
Class C	376

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2014, the fee was $2,633, which equated to 0.0136% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended January 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $10,968.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2014 was equivalent to an annual effective rate of 0.0455% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $63 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $19, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

On September 26, 2012, MFS purchased 10,000 shares each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 and 140,000 shares of Class R5 for an aggregate amount of $2,200,000.

On September 11, 2013, MFS redeemed 10,094 shares of Class A and 10,069 shares of Class C for an aggregate amount of $234,395.

On December 11, 2013, MFS redeemed 2,140 shares of Class B, 2,262 shares of Class I, 2,133 shares of Class R1, 2,200 shares of Class R2, 2,226 shares of Class R3, 2,259 shares of Class R4, and 137,883 shares of Class R5 for an aggregate amount of $1,849,420.

At January 31, 2014, MFS held 100%, 98%, 97%, 100%, and 100% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, and Class R5, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $23,143,891 and $5,983,238, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/14		Period ended 7/31/13 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,465,882	$17,587,584	1,773,673	$19,435,882
Class B	89,680	1,079,234	71,052	772,908
Class C	284,523	3,412,104	419,314	4,592,618
Class I	76,646	928,076	100,671	1,032,111
Class R1	—	—	10,000	100,000
Class R2	188	2,206	10,000	100,000
Class R3	257	3,028	10,000	100,000
Class R4	—	—	10,000	100,000
Class R5	—	—	140,000	1,400,000
	1,917,176	$23,012,232	2,544,710	$27,633,519

Shares issued to shareholders in reinvestment of distributions
Class A	37,263	$455,227	7,031	$76,867
Class B	1,205	14,737	215	2,297
Class C	6,294	76,953	1,333	14,549
Class I	1,071	13,090	293	3,146
Class R1	113	1,383	79	821
Class R2	141	1,726	116	1,210
Class R3	157	1,912	134	1,405
Class R4	166	2,026	153	1,600
Class R5	2,364	28,798	2,161	22,660
	48,774	$595,852	11,515	$124,555

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/14		Period ended 7/31/13 (c)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(289,713)	$(3,504,589)	(154,571)	$(1,739,941)
Class B	(16,974)	(206,939)	(1,397)	(15,408)
Class C	(63,889)	(766,747)	(12,577)	(138,555)
Class I	(11,330)	(135,468)	(57,458)	(583,587)
Class R1	(2,134)	(26,114)	—	—
Class R2	(2,201)	(26,938)	—	—
Class R3	(2,226)	(27,249)	—	—
Class R4	(2,259)	(27,655)	—	—
Class R5	(137,883)	(1,687,200)	—	—
	(528,609)	$(6,408,899)	(226,003)	$(2,477,491)

Net change
Class A	1,213,432	$14,538,222	1,626,133	$17,772,808
Class B	73,911	887,032	69,870	759,797
Class C	226,928	2,722,310	408,070	4,468,612
Class I	66,387	805,698	43,506	451,670
Class R1	(2,021)	(24,731)	10,079	100,821
Class R2	(1,872)	(23,006)	10,116	101,210
Class R3	(1,812)	(22,309)	10,134	101,405
Class R4	(2,093)	(25,629)	10,153	101,600
Class R5	(135,519)	(1,658,402)	142,161	1,422,660
	1,437,341	$17,199,185	2,330,222	$25,280,583

(c)	For the period from the commencement of the fund’s investment operations, September 27, 2012, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2014, the fund’s commitment fee and interest expense were $35 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	723,940	13,429,663	(13,687,949)	465,654

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$287	$465,654

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2014

*	Print name and title of each signing officer under his or her signature.